Annual Fund Operating Expenses - The Jensen Quality Growth Fund Inc Series	Sep. 30, 2026
J Shares Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%	[1],[2]
Component2 Other Expenses	0.14%	[3]
Expenses (as a percentage of Assets)	0.89%
I Shares Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%	[1],[2]
Component2 Other Expenses	0.10%	[3]
Expenses (as a percentage of Assets)	0.65%
R Shares Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.17%	[1],[2]
Component2 Other Expenses	0.37%	[3]
Expenses (as a percentage of Assets)	1.54%
Y Shares Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1],[2]
Component2 Other Expenses	0.10%	[3]
Expenses (as a percentage of Assets)	0.60%

[1]	Class I shares are subject to an annual shareholder servicing fee not to exceed 0.10% of average daily net assets of the Class I shares.
[2]	Class R shares are subject to an annual shareholder servicing fee not to exceed 0.25% of average daily net assets of the Class R shares.
[3]	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year’s expenses. In addition, Other Expenses for the Class J shares include sub-transfer agency fees paid to certain financial intermediaries who maintain omnibus accounts in the Fund and provide shareholder recordkeeping and servicing to their customers who own shares of the Fund.